APRIL 29, 2016

SUMMARY PROSPECTUS

BlackRock Funds III  |  Select Shares

➢	BlackRock Cash Funds: Prime

Select: BPLXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus/cash. You can also get this information at no cost by calling 1-888-204-3956 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated April 29, 2016, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Cash Funds: Prime

Investment Objective

The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of BlackRock Cash Funds: Prime.

Annual Class Operating Expenses (expenses that you pay each year as a percentage of your investment)[1]	Select Shares*
Management Fee[1,2]	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.15%
Administration Fees[2]	0.15%
Independent Expenses[3]	0.00%
Total Annual Class Operating Expenses	0.25%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.05)%
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.20%
*	Fund currently active, but no assets in share class as of December 31, 2015.
[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the “Prime Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Prime Master Portfolio.

[2]

BlackRock Fund Advisors (“BFA”) has contractually agreed to waive a portion of its management fee through April 30, 2017. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through April 30, 2017. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual management fee waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP. The contractual administration fee waiver may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2017. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2017 without the consent of the Boards of Trustees of the Trust and MIP.

Example:

This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$20	$75	$136	$313

Principal Investment Strategies of the Fund

BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises).

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The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment adviser, BFA, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Prime Master Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

■

Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

■

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

■

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

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■

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

■

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

■

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

■	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

■

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed settlement securities involve the risk that the security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Since no Select Shares of BlackRock Cash Funds: Prime were outstanding during the periods November 11, 2014 through November 17, 2014, November 18, 2014 through December 18, 2014, December 22, 2014 through December 31, 2014, January 1, 2015 through January 19, 2015, January 21, 2015 through February 17, 2015, February 20, 2015 through March 17, 2015, March 20, 2015 through April 19, 2015, April 22, 2015 through May 17, 2015, May 20, 2015 through June 18, 2015 and June 22, 2015 through December 31, 2015, performance for the Fund’s Select Shares for 2014 and 2015 is based on returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different administration fees borne by the Fund’s Select Shares.

The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Select Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of Select Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.

BlackRock Cash Funds: Prime

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

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During the ten-year period shown in the bar chart, the highest return for a quarter was 1.32% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2014). The year-to-date return as of March 31, 2016 was 0.09%.

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Prime — Select Shares	0.05%	0.06%	1.34%
MFR First Tier Institutional Average	0.05%	0.05%	1.29%

7-Day Yield As of December 31, 2015
BlackRock Cash Funds: Prime — Select Shares	0.00%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Adviser

Prime Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).

Purchase and Sale of Fund Shares

The minimum initial investment for Select Shares of BlackRock Cash Funds: Prime is $1 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, P.O. Box 5493, Boston, Massachusetts 02206.

To be eligible to purchase Select Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account; maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”). Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by the Transfer Agent or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

Tax Information

Dividends and distributions of BlackRock Cash Funds: Prime may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Prime through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc., The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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